Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of intangible assets
The majority of our intangible assets consist of assets acquired through the 2017 acquisition of DDI-US. Based primarily on a reconciliation of our fair value to our market capitalization, we recognized a $269.9 million impairment of goodwill and intangibles in 2022 and no changes to the carrying value of goodwill during 2021 or 2020 (See Note 2: Significant accounting policies). The components of our intangible assets were as follows (in thousands):

		December 31, 2022				December 31, 2021
	Useful life	Gross amount	Accumulated Amortization	Impairment	Net Amount	Gross amount	Accumulated Amortization	Net Amount
Goodwill	indefinite	$633,965	$—	$(254,893)	$379,072	$633,965	$—	$633,965
Trademarks	indefinite	50,000	—	(15,000)	35,000	$50,000	$—	50,000
Customer relationships	4 years	75,000	(75,000)	—	—	75,000	(75,000)	—
Purchased technology	5 years	45,423	(45,423)	—	—	45,423	(41,811)	3,612
Development costs	3 years	9,486	(9,486)	—	—	9,486	(9,486)	—
Software	4 years	2,462	(2,411)	—	51	2,463	(2,396)	67

Total		$816,336	$(132,320)	$(269,893)	$414,123	$816,337	$(128,693)	$687,644